Income Taxes (Details) - Schedule of income (loss) before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Total	$ (79,084)	$ (73,669)
United States [Member]
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Total	(79,962)	(73,056)
International [Member]
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Total	$ 878	$ (613)